As filed with the Securities and Exchange Commission on February 13, 2015
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 201	[X]

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 205	[X}

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 201 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 197 filed January 28, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 13th day of February, 2015.

STARBOARD INVESTMENT TRUST

By:            /s/ Katherine M. Honey
Katherine M. Honey
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	February 13, 2015
James H. Speed, Jr.

*	Trustee	February 13, 2015
J. Buckley Strandberg

*	Trustee	February 13, 2015
Michael G. Mosley

*	Trustee	February 13, 2015
Theo H. Pitt, Jr.

*	President, RiskX Funds	February 13, 2015
D. Jerry Murphey

*	Treasurer, RiskX Funds	February 13, 2015
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	February 13, 2015
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	February 13, 2015
Craig L. Lukin

*	President and Treasurer,	February 13, 2015
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	February 13, 2015
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	February 13, 2015
J. Philip Bell

*	Treasurer, Crescent Funds	February 13, 2015
Walter B. Todd, III

*	President, Arin Funds	February 13, 2015
Joseph J. DeSipio

*	Treasurer, Arin Funds	February 13, 2015
Lawrence H. Lempert

*	President,	February 13, 2015
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President of the QCI Balanced Fund	February 13, 2015
H. Edward Shill

*	Treasurer of the QCI Balanced Fund	February 13, 2015
Gerald Furciniti
*	President and Treasurer	February 13, 2015
Ryan D. Thibodeaux	Goodwood SMID Cap Discovery Fund

*	President and Treasurer	February 13, 2015
Constance D. Russello	Sirius S&P Strategic Large-Cap Allocation Fund

*	President of the SF Group Funds	February 13, 2015
Sergio E. Sotolongo

*	Treasurer of the SF Group Funds	February 13, 2015
Melanie Iuliano

/s/ Ashley E. Harris Ashley E. Harris	Treasurer of the Matisse Discounted Closed-End Fund Strategy, and Assistant Treasurer of the Trust	February 13, 2015

* By: /s/ Katherine M. Honey	Dated February 13, 2015
Katherine M. Honey Secretary and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase